Acquisition of Navios Containers - Lease Future Amortization Income (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Mar. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Within One Year		$ 126,710
Year Two		52,501
Year Three		20,431
Year Four		12,462
Year Five		11,445
Year Six		941
Total	$ 224,490	$ 224,490